UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	03/31

Date of reporting period:	09/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Investors
Municipal
Cash Fund

September 30, 2006

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2006 to September 30, 2006).

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2006
Actual Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 4/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/06	$ 1,012.60	$ 1,013.20	$ 1,012.80	$ 1,012.90	$ 1,013.80
Expenses Paid per $1,000*	$ 5.05	$ 5.00	$ 5.05	$ 5.05	$ 4.39
Hypothetical 5% Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 4/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/06	$ 1,020.05	$ 1,020.10	$ 1,020.05	$ 1,020.05	$ 1,020.71
Expenses Paid per $1,000*	$ 5.06	$ 5.01	$ 5.06	$ 5.06	$ 4.41

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	.99%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.87%

For more information, please refer to the Funds' prospectus.

Portfolio Summary

Tax-Exempt New York Money Market Fund

Asset Allocation	9/30/06	3/31/06

Municipal Investments:
Municipal Variable Rate Demand Notes	76%	77%
Municipal Bonds and Notes	24%	23%
	100%	100%
Weighted Average Maturity	9/30/06	3/31/06
Tax-Exempt New York Money Market Fund	43 days	22 days
State Specific Retail New York Money Fund Average*	26 days	21 days

Investors Pennsylvania Municipal Cash Fund

Asset Allocation	9/30/06	3/31/06

Municipal Investments:
Municipal Variable Rate Demand Notes	94%	96%
Municipal Bonds and Notes	6%	4%
	100%	100%
Weighted Average Maturity	9/30/06	3/31/06
Investors Pennsylvania Municipal Cash Fund	7 days	9 days
State Specific Retail Pennsylvania Money Fund Average*	21 days	19 days

Investors Florida Municipal Cash Fund

Asset Allocation	9/30/06	3/31/06

Municipal Investments:
Municipal Variable Rate Demand Notes	100%	80%
Municipal Bonds and Notes	—	20%
	100%	100%
Weighted Average Maturity	9/30/06	3/31/06
Investors Florida Municipal Cash Fund	6 days	17 days
State Specific Retail Florida Money Fund Average*	20 days	25 days

Investors New Jersey Municipal Cash Fund

Asset Allocation	9/30/06	3/31/06

Municipal Investments:
Municipal Variable Rate Demand Notes	86%	81%
Municipal Bonds and Notes	14%	19%
	100%	100%
Weighted Average Maturity	9/30/06	3/31/06
Investors New Jersey Municipal Cash Fund	11 days	16 days
State Specific Retail New Jersey Money Fund Average*	30 days	31 days

Investors Michigan Municipal Cash Fund

Asset Allocation	9/30/06	3/31/06

Municipal Investments:
Municipal Variable Rate Demand Notes	100%	90%
Municipal Bonds and Notes	—	10%
	100%	100%
Weighted Average Maturity	9/30/06	3/31/06
Investors Michigan Municipal Cash Fund	5 days	16 days
State Specific Retail Michigan Money Fund Average*	19 days	18 days

* The Funds are compared to their respective iMoneyNet category: State Specific Retail Money Fund Average consists of only retail state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. The category consists of all funds in the National Tax-Free Retail and State Specific Retail categories.

Asset allocation and weighted average maturity are subject to change. For more complete details about each Fund's portfolio holdings, see pages 6-16. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of each Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, each Funds' top ten holdings and other information about each Fund is posted on www.dws-scudder.com as of the calender quarter-end on or after the 15th day following quarter-end.

Portfolio of Investments as of September 30, 2006 (Unaudited)

Tax-Exempt New York Money Market Fund	Principal Amount ($)	Value ($)

Municipal Investments 95.0%
New York
Albany, NY, Industrial Development Agency, Civic Facility Revenue, University of Albany Foundation Student Housing, Series A, 3.77%*, 11/1/2032 (a)	280,000	280,000
Albany, NY, Industrial Development Agency, Davies Office Refurbishing, AMT, 3.79%*, 2/1/2017, HSBC Bank USA NA (b)	390,000	390,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Service, Inc., 3.82%*, 6/1/2022, KeyBank NA (b)	1,410,000	1,410,000
Hempstead, NY, Industrial Development Agency Revenue, Series F5J-D, AMT, 144A, 3.83%*, 10/1/2043	1,550,000	1,550,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy, AMT, 3.78%*, 9/15/2015, Societe Generale (b)	1,300,000	1,300,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,008,562
New York, Metropolitan Transportation Authority Revenue:
3.45%, 10/6/2006	1,000,000	1,000,000
Series 1040, 144A, 3.77%*, 11/15/2020 (a)	350,000	350,000
Series B-16, 144A, 3.77%*, 11/15/2027	1,800,000	1,800,000
New York, State Dormitory Authority Revenue:
Series 1997, 3.61%, 12/5/2006	1,000,000	1,000,000
Series B09, 144A, 3.77%*, 3/15/2023 (a)	700,000	700,000
New York, State General Obligation, Series B, 3.6%*, 3/15/2030, Dexia Credit Local France (b)	850,000	850,000
New York, State Housing Finance Agency Revenue, East 39th Street Housing, Series A, AMT, 3.78%*, 11/15/2031	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 3.8%*, 5/15/2036	1,000,000	1,000,000
New York, State Power Authority Revenue & General Purpose, 3.6%*, 3/1/2016	1,000,000	1,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.77%*, 3/15/2025 (a)	1,795,000	1,795,000
New York, Tsasc, Inc., Series R-513CE, 144A, 3.78%*, 6/1/2034	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Multi-Family Revenue, 1090 Franklin Ave., AMT, Series A, 3.8%*, 12/1/2037, Citibank NA (b)	400,000	400,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Congregational Nursing, Series A, 3.71%*, 2/1/2025, HSBC Bank USA NA (b)	1,075,000	1,075,000
New York City, NY, Municipal Finance Authority, Water & Sewer System Revenue, Series 1289, 144A, 3.78%*, 12/15/2013	1,500,000	1,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, 2nd Generation Resolution, Series AA-2, 3.79%*, 6/15/2032	450,000	450,000
New York, NY, General Obligation:
Series C-2, 3.72%*, 8/1/2020, Bayerische Landesbank (b)	605,000	605,000
Series A-3, 3.72%*, 8/1/2031, BNP Paribas (b)	300,000	300,000
Series 1318, 144A, 3.78%*, 6/1/2013 (a)	500,000	500,000
Series 1447, 3.81%*, 6/1/2024	1,200,000	1,200,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 3.82%*, 9/1/2021, KeyBank NA (b)	600,000	600,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.82%*, 11/1/2025, HSBC Bank PLC (b)	300,000	300,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.74%*, 3/1/2025, Wilber National Bank (b)	300,000	300,000
Port Authority of New York & New Jersey:
3.5%, 12/4/2006	1,100,000	1,100,000
3.52%, 11/6/2006	510,000	510,000
Series PT-3582, 3.79%*, 9/1/2033	1,000,000	1,000,000
Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Hawthorne Ridge Project, 3.74%*, 10/30/2035, Citizens Bank NA (b)	220,000	220,000
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview Hospital, Series B, 3.77%*, 8/1/2033, KeyBank NA (b)	550,000	550,000
Schenectady, NY, Bond Anticipation Notes, 4.5%, 5/24/2007, Bank of America NA (b)	1,000,000	1,005,152
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.82%*, 2/1/2021, KeyBank NA (b)	305,000	305,000
Syracuse, NY, Tax Anticipation Notes, Series A, 4.125%, 10/30/2006, KeyBank NA (b)	1,050,000	1,050,414
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,404,128)+	95.0	31,404,128
Other Assets and Liabilities, Net	5.0	1,639,512
Net Assets	100.0	33,043,640

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2006.

+ The cost for federal income tax purposes was $31,404,128.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	2.5
Financial Guaranty Insurance Company	3.3
Financial Security Assurance, Inc.	5.7

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2006 (Unaudited)

Investors Pennsylvania Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Pennsylvania 71.0%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.74%*, 12/1/2019, Bank of America NA (a)	250,000	250,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 3.95%*, 12/1/2020, First Tennessee Bank (a)	600,000	600,000
Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue, Series B-04, 144A, 3.8%*, 1/1/2026 (b)	200,000	200,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 3.75%*, 8/1/2016, National Australia Bank (a)	260,000	260,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.91%*, 2/1/2018, National City Bank (a)	515,000	515,000
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 3.76%*, 8/15/2041, Wachovia Bank NA (a)	150,000	150,000
Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Series 06-FC3-D, AMT, 3.88%*, 6/1/2031	200,000	200,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 3.85%*, 2/1/2021, Wachovia Bank NA (a)	300,000	300,000
Manheim Township, PA, General Obligation, School District, 3.76%*, 6/1/2016 (b)	170,000	170,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.79%*, 10/1/2034, Wachovia Bank NA (a)	60,000	60,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 3.83%*, 11/1/2041, Morgan Guaranty Trust (a)	60,000	60,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.83%*, 3/1/2027 (b)	400,000	400,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Multi-Modal, Drexel University, Series B, 3.74%*, 5/1/2033, Allied Irish Bank PLC (a)	445,000	445,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 3.8%*, 1/1/2024	440,000	440,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, 3.87%*, 7/1/2022	50,000	50,000
Red Lion, PA, General Obligation, Area School District, 3.75%*, 5/1/2024 (b)	150,000	150,000
Somerset County, PA, Industrial Development Authority Revenue, Welding & Steel, AMT, 3.86%*, 3/2/2015, National City Bank of PA (a)	50,000	50,000
		4,300,000
Alaska 3.3%
ABN AMRO, Munitops Certificates Trust, Series 2006-9, 144A, 3.79%*, 10/1/2014 (b)	200,000	200,000
Indiana 5.6%
Montegomery County, IN, Series 94-B, 3.6%, 11/1/2006	340,000	340,000
Kentucky 0.8%
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 3.89%*, 2/1/2032, US Bank NA (a)	50,000	50,000
New York 5.4%
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 3.75%*, 11/1/2039, Citibank NA (a)	325,000	325,000
Ohio 1.7%
Lorain, OH, Port Development Authority Revenue, Spitzer Project, AMT, 3.85%*, 12/1/2019, National City Bank (a)	100,000	100,000
Puerto Rico 2.7%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.82%*, 12/1/2030	165,000	165,000
Rhode Island 4.5%
Rhode Island, Lehman Brothers, Inc., Series 2006-F5-D, 144A, AMT, 3.73%*, 10/2/2006	275,000	275,000
Washington 2.5%
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.94%*, 3/1/2041, Bank of America NA (a)	150,000	150,000
Multi State 2.1%
Puttable Floating Options, Tax-Exempt Receipts, Series EC-001, 144A, 3.99%*, 10/1/2035	125,000	125,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,030,000)+	99.6	6,030,000
Other Assets and Liabilities, Net	0.4	22,552
Net Assets	100.0	6,052,552

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2006.

+ Cost for federal income tax purposes was $6,030,000.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	6.7
Financial Guaranty Insurance Company	3.3
Financial Security Assurance	5.3
Municipal Bond Investors Assurance	3.3

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2006 (Unaudited)

Investors Florida Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.5%
Florida 77.3%
Brevard County, FL, Health Care Facilities Authority Revenue, Health First, Inc. Project, 3.84%*, 8/1/2014, SunTrust Bank (a)	500,000	500,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.76%*, 9/1/2026	450,000	450,000
Dade County, FL, Industrial Development Authority Revenue, Spectrum Programs, Inc. Project, 3.79%*, 10/1/2016, Bank of America NA (a)	175,000	175,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.85%*, 8/1/2034, Bank One NA (a)	1,865,000	1,865,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.74%*, 10/15/2032	700,000	700,000
Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 3.82%*, 3/1/2040 (b)	1,000,000	1,000,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 3.88%*, 12/1/2020, Wachovia Bank NA (a)	1,080,000	1,080,000
Florida, State Turnkpike Authority Revenue, Series R-4041, 144A, 3.78%*, 7/1/2020 (b)	1,000,000	1,000,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.86%*, 7/1/2016 (b)	870,000	870,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.75%*, 3/31/2021, Bank of America NA (a)	125,000	125,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 3.81%*, 10/1/2029 (b)	700,000	700,000
Lehman Municipal Trust Receipts, Florida Housing Finance, Series 06-K49-D, AMT, 3.86%*, 7/1/2026	1,000,000	1,000,000
Miami-Dade County, FL, General Obligation, Series R-387, 144A, 3.79%*, 7/1/2028 (b)	695,000	695,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.82%*, 9/1/2035, KeyBank NA (a)	1,525,000	1,525,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun Key Apartments, Series A, 3.77%*, 12/1/2022	200,000	200,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series E, AMT, 3.88%*, 3/1/2035, Bank of America NA (a)	995,000	995,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 3.76%*, 3/1/2034, Northern Trust Co. (a)	665,000	665,000
Pasco County, FL, School Board Certificates of Participation, 3.74%*, 8/1/2026 (b)	1,000,000	1,000,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, Inc., 3.84%*, 7/1/2034, SunTrust Bank (a)	150,000	150,000
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital Loan Program, 3.85%*, 12/1/2015 (b)	200,000	200,000
Santa Rosa County, FL, Health Facilities Authority Revenue, Baptist Hospital, Inc., 3.74%*, 10/1/2021, Bank of America NA (a)	190,000	190,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.75%*, 7/1/2035, Bank of America NA (a)	700,000	700,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.78%*, 4/1/2013 (b)	465,000	465,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.77%*, 11/1/2034, Allied Irish Bank PLC (a)	1,700,000	1,700,000
St. John's County, FL, School Board Certificates of Participation, Series PT-3587, 3.78%*, 7/1/2021 (b)	800,000	800,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 3.75%*, 8/1/2022, SunTrust Bank (a)	190,000	190,000
West Palm Beach, FL, Utilities Systems Revenue, 3.75%*, 10/1/2029 (b)	100,000	100,000
		19,040,000
Indiana 1.5%
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.8%*, 5/1/2025, LaSalle National Bank (a)	375,000	375,000
Kentucky 0.4%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 3.83%*, 3/1/2030, US Bank NA (a)	100,000	100,000
New Hampshire 4.1%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 3.8%*, 9/1/2012, Wachovia Bank NA (a)	1,000,000	1,000,000
New Jersey 5.1%
New Jersey, Economic Development Authority Revenue, Paddock Realty LLC Project, AMT, 3.94%*, 5/1/2031, Wells Fargo Bank NA (a)	700,000	700,000
New Jersey, State Transportation Trust Fund Authority Revenue, Series PT-2494, 144A, 3.76%*, 12/15/2023 (b)	550,000	550,000
		1,250,000
New York 0.8%
New York, Metropolitan Transportation Authority Revenue, Series 1040, 144A, 3.77%*, 11/15/2020 (b)	200,000	200,000
Ohio 1.6%
ABN AMRO Munitops Certificates Trust, Series 2003-37, 144A, 3.78%*, 12/1/2011 (b)	200,000	200,000
Lorain, OH, Port Development Authority Revenue, Spitzer Project, AMT, 3.85%*, 12/1/2019, National City Bank (a)	200,000	200,000
		400,000
Puerto Rico 3.6%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.74%*, 7/1/2020 (b)	200,000	200,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.82%*, 12/1/2030	675,000	675,000
		875,000
Washington 1.2%
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 3.83%*, 6/15/2037, Bank of America NA (a)	300,000	300,000
Wyoming 2.1%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series B, 3.86%*, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	500,000	500,000
Multi State 2.8%
Puttable Floating Options, Tax-Exempt Receipts, Series EC-001, 144A, 3.99%*, 10/1/2035	695,000	695,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $24,735,000)+	100.5	24,735,000
Other Assets and Liabilities, Net	(0.5)	(111,094)
Net Assets	100.0	24,623,906

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2006.

+ The cost for federal income tax purposes was $24,735,000.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	14.6
Financial Guaranty Insurance Company	6.7
Financial Security Assurance	6.9
Municipal Bond Investors Assurance	4.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2006 (Unaudited)

Investors New Jersey Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 97.3%
New Jersey 72.2%
New Jersey, Economic Development Authority Revenue:
3.61%, 12/5/2006	400,000	400,000
3.63%, 10/5/2006	680,000	680,000
Series R-331, 144A, 3.77%*, 12/15/2015 (a)	550,000	550,000
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 3.77%*, 9/1/2025 (a)	315,000	315,000
New Jersey, Economic Development Authority Revenue, Morris Museum Project, 3.76%*, 2/1/2031, JPMorgan Chase Bank (b)	800,000	800,000
New Jersey, Economic Development Authority Revenue, Paddock Realty LLC Project, AMT, 3.94%*, 5/1/2031, Wells Fargo Bank NA (b)	600,000	600,000
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 3.85%*, 4/1/2026, National Bank of Canada (b)	1,300,000	1,300,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.77%*, 7/1/2030, Citibank NA (b)	900,000	900,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Thermal Energy Ltd., AMT, 3.78%*, 12/1/2031, Bank One NA (b)	500,000	500,000
New Jersey, Environmental Infrastructure Trust, Encap Golf Holdings LLC Project, AMT, 3.74%*, 11/1/2025, Wachovia Bank NA (b)	400,000	400,000
New Jersey, Health Care Facilities Financing Authority Revenue, Series PA-1106, 144A, 3.77%*, 8/1/2010 (a)	295,000	295,000
New Jersey, Municipal Securities Trust Certificates, "A", Series 2006-3009, 144A, 3.82%*, 8/24/2023 (a)	710,000	710,000
New Jersey, State Transportation Trust Fund Authority Revenue:
Series PT-2494, 144A, 3.76%*,12/15/2023 (a)	595,000	595,000
Series PA-802, 144A, 3.77%*, 12/15/2009 (a)	800,000	800,000
Series B-04, 3.77%*, 12/15/2021 (a)	600,000	600,000
		9,445,000
Colorado 1.0%
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Board Program, Series A1, 3.89%*, 9/1/2033, Bank of America NA (b)	125,000	125,000
District of Columbia 0.8%
District of Columbia, General Obligation, Series D, 3.77%*, 6/1/2029 (a)	100,000	100,000
Illinois 3.8%
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.81%*, 8/1/2019, LaSalle Bank NA (b)	500,000	500,000
Nebraska 3.1%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series E, 3.8%*, 9/1/2034	405,000	405,000
New Mexico 1.5%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.8%*, 7/1/2020 (a)	200,000	200,000
New York 5.4%
Port Authority of New York & New Jersey, 3.5%, 12/4/2006	700,000	700,000
Pennsylvania 2.7%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.74%*, 12/1/2019, Bank of America NA (b)	150,000	150,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.79%*, 10/1/2034, Wachovia Bank NA (b)	200,000	200,000
		350,000
Puerto Rico 3.8%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.82%*, 12/1/2030	500,000	500,000
Rhode Island 1.5%
Rhode Island, Lehman Brothers, Inc., Series 2006-F5-D, 144A, 3.73%*, 10/2/2006	200,000	200,000
Washington 1.5%
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.82%*, 10/1/2041, Wells Fargo Bank NA (b)	200,000	200,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $12,725,000)+	97.3	12,725,000
Other Assets and Liabilities, Net	2.7	357,640
Net Assets	100.0	13,082,640

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2006.

+ Cost for federal income tax purposes was $12,725,000.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	6.2
Financial Guaranty Insurance Company	5.1
Financial Security Assurance, Inc.	8.8
Municipal Bond Investors Assurance	12.6

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2006 (Unaudited)

Investors Michigan Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.4%
Michigan 69.4%
Detroit, MI, City School District, Series PT-1844, 144A, 3.78%*, 5/1/2011 (a)	40,000	40,000
Fremont, MI, Hospital Finance Authority, 3.78%*, 6/1/2020, Old Kent Bank (b)	40,000	40,000
Garden City, MI, Hospital Revenue, Series A, 3.76%*, 9/1/2026, First of America Bank (b)	190,000	190,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.75%*, 11/1/2019, LaSalle Bank NA (b)	275,000	275,000
Jackson County, MI, Economic Development Corp., Limited Obligation Revenue, Production Saw & Machine, AMT, 3.91%*, 6/1/2020, Comerica Bank (b)	300,000	300,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor, 3.78%*, 11/1/2030, Comerica Bank (b)	115,000	115,000
Michigan, Municipal Securities Trust Certificates Series 2006-277, Class A, 144A, 3.88%*, 10/7/2014 (a)	270,000	270,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.79%*, 4/20/2011	655,000	655,000
Michigan, Oakland University Revenue, 3.75%*, 3/1/2031 (a)	325,000	325,000
Michigan, State Certificates of Participation, Series 530, 144A, 3.78%*, 9/1/2011 (a)	275,000	275,000
Michigan, State Hospital Finance Authority Revenue, Covenant Retirement, Series A, 3.75%*, 12/1/2029, LaSalle Bank NA (b)	30,000	30,000
Michigan, State Housing Development Authority, Series A, AMT, 3.8%*, 6/1/2020 (a)	100,000	100,000
Michigan, State Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 3.74%*, 8/15/2032	200,000	200,000
Michigan, State Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 3.76%*, 6/1/2018, Bank of New York (b)	330,000	330,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 3.91%*, 10/1/2015, Comerica Bank (b)	200,000	200,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.85%*, 2/1/2020, JPMorgan Chase Bank (b)	110,000	110,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 3.86%*, 3/1/2030, National City Bank (b)	170,000	170,000
Michigan, University of Michigan Hospital Revenues:
Series A, 3.75%*, 12/1/2027	260,000	260,000
Series A-2, 3.8%*, 12/1/2024	120,000	120,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 3.91%*, 11/1/2023, JPMorgan Chase & Co. (b)	205,000	205,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 3.83%*, 8/1/2021, Bank One Michigan (b)	100,000	100,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.85%*, 2/1/2016, JPMorgan Chase Bank (b)	280,000	280,000
		4,590,000
Florida 3.0%
Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 3.82%*, 3/1/2040 (a)	200,000	200,000
Illinois 1.5%
Evanston, IL, Capital Import Projects, Series D, 3.75%*, 12/1/2021	100,000	100,000
North Carolina 3.0%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 3.85%*, 5/1/2010, Wachovia Bank NA (b)	200,000	200,000
Pennsylvania 3.8%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Series 396, 144A, 3.76%*, 1/1/2019 (a)	50,000	50,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.79%*, 10/1/2034, Wachovia Bank NA (b)	200,000	200,000
		250,000
Puerto Rico 8.1%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.75%*, 10/1/2008	200,000	200,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.82%*, 12/1/2030	335,000	335,000
		535,000
Rhode Island 4.6%
Rhode Island, Lehman Brothers, Inc., Series 2006-F5-D, 144A, 3.73%*, 10/2/2006	300,000	300,000
Utah 3.0%
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, Series B, 3.89%*, 8/1/2007	200,000	200,000
Washington 3.0%
Washington, Port of Seattle Revenue, AMT, 3.8%*, 9/1/2035, Fortis Bank (b)	100,000	100,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.82%*, 10/1/2041, Wells Fargo Bank NA (b)	100,000	100,000
		200,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,575,000)+	99.4	6,575,000
Other Assets and Liabilities, Net	0.6	37,143
Net Assets	100.0	6,612,143

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2006.

+ The cost for federal income tax purposes was $6,575,000.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Financial Guaranty Insurance Company	9.7
Financial Security Assurance, Inc.	3.8
Municipal Bond Investors Assurance	5.7

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2006 (Unaudited)
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, valued at amortized cost	$ 31,404,128	$ 6,030,000	$ 24,735,000	$ 12,725,000	$ 6,575,000
Cash	27,237	244	376	—	76,996
Receivable for investments sold	1,305,557	5,001	115,003	277,905	—
Interest receivable	215,982	28,675	113,322	75,750	35,307
Receivable for Fund shares sold	115,000	—	—	67,211	—
Due from Advisor	4,119	1,509	1,624	9,971	1,162
Other assets	8,469	10,195	7,921	5,858	7,730
Total assets	33,080,492	6,075,624	24,973,246	13,161,695	6,696,195
Liabilities
Due to custodian	—	—	—	41,862	—
Dividends payable	4,900	934	3,789	1,968	1,056
Payable for investments purchased	—	—	277,905	—	50,442
Payable for Fund shares redeemed	—	—	16,000	—	—
Accrued management fee	6,299	—	5,043	3,327	—
Other accrued expenses and payables	25,653	22,138	46,603	31,898	32,554
Total liabilities	36,852	23,072	349,340	79,055	84,052
Net assets, at value	33,043,640	6,052,552	24,623,906	13,082,640	6,612,143
Net Assets
Net assets consist of: Undistributed net investment income	12,027	560	3,011	504	191
Accumulated net realized gain (loss)	(4,026)	241	124	—	—
Paid-in capital	33,035,639	6,051,751	24,620,771	13,082,136	6,611,952
Net assets, at value	$ 33,043,640	$ 6,052,552	$ 24,623,906	$ 13,082,640	$ 6,612,143
Shares outstanding	33,035,528	6,051,818	24,621,252	13,083,896	6,612,051
Net asset value, offering and redemption price per share (net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2006 (Unaudited)
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 681,905	$ 128,854	$ 437,139	$ 261,606	$ 109,398
Expenses: Management fee	42,750	7,858	27,228	16,228	6,674
Services to shareholders	23,251	3,890	17,706	7,331	3,809
Custodian fees	3,249	2,313	3,276	2,582	2,419
Distribution service fees	97,159	17,859	61,881	36,882	10,618
Auditing	17,221	18,044	17,620	17,638	17,629
Legal	18,434	6,258	16,984	9,175	10,950
Trustees' fees and expenses	6,675	2,344	6,916	6,259	2,349
Reports to shareholders	10,148	3,504	6,963	6,249	4,492
Registration fees	10,030	8,265	8,654	11,472	9,028
Other	3,859	1,616	5,138	2,251	1,332
Total expenses, before expense reductions	232,776	71,951	172,366	116,067	69,300
Expense reductions	(37,726)	(36,597)	(48,602)	(42,487)	(42,972)
Total expenses, after expense reductions	195,050	35,354	123,764	73,580	26,328
Net investment income	486,855	93,500	313,375	188,026	83,070
Net gain (loss) on investment transactions	1,073	270	124	—	—
Net increase (decrease) in net assets resulting from operations	$ 487,928	$ 93,770	$ 313,499	$ 188,026	$ 83,070

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New York		Pennsylvania		Florida
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations: Net investment income	$ 486,855	$ 635,064	$ 93,500	$ 91,809	$ 313,375	$ 470,190
Net realized gain (loss) on investment transactions	1,073	6,512	270	69	124	2,744
Net increase (decrease) in net assets resulting from operations	487,928	641,576	93,770	91,878	313,499	472,934
Distributions to shareholders from net investment income	(486,855)	(635,064)	(93,500)	(92,334)	(313,318)	(470,190)
Fund share transactions: Proceeds from shares sold	55,241,727	165,279,634	7,469,935	28,895,837	43,204,945	143,482,464
Reinvestment of distributions	484,362	632,907	93,037	91,999	311,952	468,059
Cost of shares redeemed	(64,093,596)	(134,696,056)	(9,201,868)	(25,210,098)	(59,399,923)	(111,804,845)
Net increase (decrease) in net assets from Fund share transactions	(8,367,507)	31,216,485	(1,638,896)	3,777,738	(15,883,026)	32,145,678
Increase (decrease) in net assets	(8,366,434)	31,222,997	(1,638,626)	3,777,282	(15,882,845)	32,148,422
Net assets at beginning of period	41,410,074	10,187,077	7,691,178	3,913,896	40,506,751	8,358,329
Net assets at end of period	$ 33,043,640	41,410,074	$ 6,052,552	7,691,178	$ 24,623,906	40,506,751
Undistributed net investment income	$ 12,027	$ 12,027	$ 560	$ 560	$ 3,011	$ 2,954
Other Information
Shares outstanding at beginning of period	41,403,035	10,186,550	7,690,714	3,912,976	40,504,278	8,358,600
Shares sold	55,241,727	165,279,634	7,469,935	28,895,837	43,204,945	143,482,464
Shares issued to shareholders in reinvestment of distributions	484,362	632,907	93,037	91,999	311,952	468,059
Shares redeemed	(64,093,596)	(134,696,056)	(9,201,868)	(25,210,098)	(59,399,923)	(111,804,845)
Net increase (decrease) in Fund shares	(8,367,507)	31,216,485	(1,638,896)	3,777,738	(15,883,026)	32,145,678
Shares outstanding at end of period	33,035,528	41,403,035	6,051,818	7,690,714	24,621,252	40,504,278

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New Jersey		Michigan
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations: Net investment income	$ 188,026	$ 217,926	$ 83,070	$ 88,939
Net realized gain (loss) on investment transactions	—	602	—	98
Net increase (decrease) in net assets resulting from operations	188,026	218,528	83,070	89,037
Distributions to shareholders from net investment income	(188,026)	(217,927)	(83,070)	(88,939)
Fund share transactions: Proceeds from shares sold	18,719,830	51,604,676	6,616,736	14,446,301
Reinvestment of distributions	187,062	217,087	82,400	88,735
Cost of shares redeemed	(22,607,577)	(39,905,707)	(6,037,119)	(13,719,620)
Net increase (decrease) in net assets from Fund share transactions	(3,700,685)	11,916,056	662,017	815,416
Increase (decrease) in net assets	(3,700,685)	11,916,657	662,017	815,514
Net assets at beginning of period	16,783,325	4,866,668	5,950,126	5,134,612
Net assets at end of period	$ 13,082,640	$ 16,783,325	$ 6,612,143	$ 5,950,126
Undistributed net investment income	$ 504	$ 504	$ 191	$ 191
Other Information
Shares outstanding at beginning of period	16,784,581	4,868,525	5,950,031	5,134,615
Shares sold	18,719,830	51,604,676	6,616,739	14,446,301
Shares issued to shareholders in reinvestment of distributions	187,062	217,087	82,400	88,735
Shares redeemed	(22,607,577)	(39,905,707)	(6,037,119)	(13,719,620)
Net increase (decrease) in Fund shares	(3,700,685)	11,916,056	662,020	815,416
Shares outstanding at end of period	13,083,896	16,784,581	6,612,051	5,950,031

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.013	.018	.004	.002	.004	.01
Less distributions from net investment income	(.013)	(.018)	(.004)	(.002)	(.004)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.26**	1.77	.42	.17	.42	1.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	41	10	47	49	164
Ratio of expenses before expense reductions (%)	1.20*	1.09	1.19	.89	.95	1.04
Ratio of expenses after expense reductions (%)	1.00*	.99	1.00	.86	.95	.94
Ratio of net investment income (%)	2.51*	1.75	.25[d]	.17	.41	1.23

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.013	.018	.005	.001	.004	.01
Less distributions from net investment income	(.013)	(.018)	(.005)	(.001)	(.004)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.32**	1.84	.45[c]	.11	.39	1.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	8	4	11	7	29
Ratio of expenses before expense reductions (%)	2.01*	2.70	1.91	1.80	1.28	1.09
Ratio of expenses after expense reductions (%)	.99*	.97	.99	.95	1.00	.95
Ratio of net investment income (%)	2.62*	1.89	.27[d]	.10	.44	1.27

a For the six months ended September 30, 2006 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

c Total return for the year ended March 31, 2005 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.

d Due to the timing of subscriptions and redemptions for this class in relation to the operating results of the Fund, the amount shown does not correspond to the total return during the year.

* Annualized

** Not annualized

Investors Florida Municipal Cash Fund

Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.013	.018	.005	.001	.004	.01
Less distributions from net investment income	(.013)	(.018)	(.005)	(.001)	(.004)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.28**	1.80	.47[c]	.11	.37	1.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	41	8	28	20	57
Ratio of expenses before expense reductions (%)	1.39*	1.21	1.36	1.35	1.11	1.08
Ratio of expenses after expense reductions (%)	1.00*	.99	1.00	.95	.99	.95
Ratio of net investment income (%)	2.53*	1.87	.33[d]	.11	.40	1.34

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.013	.018	.004	.001	.003	.01
Less distributions from net investment income	(.013)	(.018)	(.004)	(.001)	(.003)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.29**	1.77	.39[c]	.09	.30	1.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	17	5	20	30	70
Ratio of expenses before expense reductions (%)	1.57*	1.63	1.45	1.21	1.13	1.00
Ratio of expenses after expense reductions (%)	1.00*	.98	1.00	.92	.99	.95
Ratio of net investment income (%)	2.55*	1.79	.25[d]	.09	.30	1.15

a For the six months ended September 30, 2006 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

c Total return for the year ended March 31, 2005 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.

d Due to the timing of subscriptions and redemptions for this class in relation to the operating results of the Fund, the amount shown does not correspond to the total return during the year.

* Annualized

** Not annualized

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.014	.019	.007	.002	.006	.01
Less distributions from net investment income	(.014)	(.019)	(.007)	(.002)	(.006)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.38**	1.91	.67	.23	.56	1.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6	5	3	8	37
Ratio of expenses before expense reductions (%)	2.28*	2.50	2.92	2.23	1.01	.91
Ratio of expenses after expense reductions (%)	.87*	.91	.94	.85	.83	.75
Ratio of net investment income (%)	2.74*	1.90	.60	.30	.62	1.44

a For the six months ended September 30, 2006 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, investment management company organized as a Massachusetts business trust. The Trust offers five series of shares — Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based on net assets.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement.

The Funds pay a monthly investment management agreement fee, computed and accrued daily and payable monthly 1/12 of the following rates:

First $500 million of the Fund's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1.0 billion of such net assets	.175%
Next $1.0 billion of such net assets	.160%
Over $3.0 billion of such net assets	.150%

Accordingly, for the six months ended September 30, 2006, the fees pursuant to the Management Agreement were equivalent to an annualized effective rate of each Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Waived ($)	Annualized Effective Rate (%)
Tax-Exempt New York Money Market Fund	42,750	—	.22
Investors Pennsylvania Municipal Cash Fund	7,858	7,858.00
Investors Florida Municipal Cash Fund	27,228	—	.22
Investors New Jersey Municipal Cash Fund	16,228	—	.22
Investors Michigan Municipal Cash Fund	6,674	6,674.00

Effective October 1, 2005 through July 31, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Funds to the extent necessary to maintain the operating expenses as follows:

Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.89%

* Certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses are excluded from the expense limitation.

Under this arrangement, the Advisor also reimbursed Investors Pennsylvania Municipal Cash Fund and Investors Michigan Municipal Cash Fund $6,747 and $22,347, respectively, for certain expenses for the six months ended September 30, 2006.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Funds.

For the six months ended September 30, 2006, DWS-SISC received shareholder servicing fees as follows:

Fund	Total Aggregated($)	Waived ($)
Tax-Exempt New York Money Market Fund	21,554	21,554
Investors Pennsylvania Municipal Cash Fund	3,764	3,764
Investors Florida Municipal Cash Fund	16,819	16,819
Investors New Jersey Municipal Cash Fund	7,331	7,331
Investors Michigan Municipal Cash Fund	2,783	2,783

Distribution Service Agreement. Each Fund has a shareholder services and distribution agreement with DWS Scudder Distributors, Inc. ("DWS-SDI"). For its services as primary distributor, each Fund pays DWS-SDI an annual fee of 0.50% of average daily net assets, except for Investors Michigan Municipal Cash Fund which pays an annual fee of 0.35% of average daily net assets, pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by DWS-SDI, for the six months ended September 30, 2006, was as follows:

Fund	Total Aggregated ($)	Waived ($)	Unpaid at September 30, 2006 ($)	Annualized Effective Rate (%)
Tax-Exempt New York Money Market Fund	97,159	16,138	5,801.42
Investors Pennsylvania Municipal Cash Fund	17,859	17,859	—	.00
Investors Florida Municipal Cash Fund	61,881	31,773	9,935.24
Investors New Jersey Municipal Cash Fund	36,882	34,969	—	.03
Investors Michigan Municipal Cash Fund	10,618	10,618	—	.00

DWS-SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended September 30, 2006, the amount charged to the Funds by DeIM included in reports to shareholders were as follows:

Fund	Total Aggregated ($)	Unpaid at September 30, 2006 ($)
Tax-Exempt New York Money Market Fund	2,112	2,112
Investors Pennsylvania Municipal Cash Fund	2,112	2,112
Investors Florida Municipal Cash Fund	2,112	2,112
Investors New Jersey Municipal Cash Fund	2,112	2,112
Investors Michigan Municipal Cash Fund	2,112	2,112

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees.

3. Expense Reductions

For the six months ended September 30, 2006, the Advisor agreed to reimburse each Fund a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider as follows:

Fund	Amount ($)
Investors Pennsylvania Municipal Cash Fund	366
Investors New Jersey Municipal Cash Fund	183
Investors Michigan Municipal Cash Fund	549

In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses. During the six months ended September 30, 2006, the Funds' custodian fees were reduced as follows:

Fund	Amount ($)
Tax-Exempt New York Money Market Fund	34
Investors Pennsylvania Municipal Cash Fund	3
Investors Florida Municipal Cash Fund	10
Investors New Jersey Municipal Cash Fund	4
Investors Michigan Municipal Cash Fund	1

4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

5. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Illinois Secretary of State providing payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to make adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/ Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. On September 28, 2006, the Securities and Exchange Commission ("SEC") and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DeIM"), Deutsche Asset Management, Inc. ("DeAM, Inc.") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DeIM and DeAM, Inc. failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DeIM, DeAM, Inc. and SDI neither admitted nor denied any of the regulators' findings, DeIM, DeAM, Inc. and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements to be distributed to the funds is approximately $17.8 million and is payable to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund is not entitled to a portion of the settlement.

As part of the settlements, DeIM, DeAM, Inc. and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

SDI has also offered to settle with the NASD regarding SDI's provision of non-cash compensation to associated persons of NASD member firms and related policies. In the offer, SDI consents to the imposition of a censure by the NASD and a fine of $425,000. The NASD has not yet accepted SDI's offer.

6. Cessation of Operations

Upon the recommendation of the Advisor, the Board of the Funds approved the termination and liquidation of Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund effective February 7, 2007 (the "Liquidation Date"). Accordingly, these Funds will redeem the shares of any fund shareholder outstanding on the Liquidation Date. The Advisor has agreed to pay the cost of the liquidation.

The Board also further approved closing these Funds to new intermediary relationships. If any of these Funds are offered as a "cash sweep" option, the funds will remain available for new sales through such arrangement until the Liquidation Date.

7. Fund Mergers

On May 10, 2006, the Board of the Funds approved, in principle, the merger of Tax-Exempt New York Money Market Fund (the "Acquired Fund") into the NY Tax Free Money Fund.

Completion of the merger is subject to a number of conditions, including final approval by each Fund's Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held on or about December 8, 2006.

Other Information

Proxy Voting

A description of each fund's policies and procedures for voting proxies for portfolio securities and information about how each fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of each fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following each fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Investment Management Agreement Approval

TAX-EXEMPT NEW YORK MONEY MARKET FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered its approval, subject to shareholder approval, of a merger of the Fund into DWS Advisor Funds — NY Tax-Free Money Fund. The merger is expected to occur early in 2007.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory. The Board noted the long-term relative underperformance of the Fund on a gross basis, and took into account the factors contributing to such performance, the Fund's favorable short-term performance and that, subject to shareholder approval, the Fund will be merged into the NY Tax-Free Money Fund.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board, which included the effect of an expense cap that expired on August 1, 2006, showed that the Fund's management fee rate was at the 29th percentile of the peer group, and that the Fund's total expense ratio (excluding any 12b-1 fees and/or administrative services fees) was at the 68th percentile of the peer universe. The Board also considered the Fund's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses through July 31, 2007.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that although the total expense ratio was above the median of the peer universe, such total expense ratio was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Fund shareholders. The Board concluded that the management fee schedule, together with the expense cap, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Fund and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, the Board noted that it approved the liquidation and termination of the Fund. The liquidation and termination of the Fund is expected to occur in the first quarter of 2007.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board, which included the effect of an expense cap that expired on August 1, 2006, showed that the Fund's management fee rate was at the 1st percentile of the peer group, and that the Fund's total expense ratio (excluding any 12b-1 fees and/or administrative services fees) was at the 99th percentile of the peer universe. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses through July 31, 2007or the liquidation date if later.

On the basis of the information provided, the Board concluded that management fees, coupled with the Advisor's commitment to cap expenses, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the total expense ratio was above the median of the peer universe, such total expense ratio (after the expense cap) was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Fund shareholders. The Board concluded that the management fee schedule, together with the expense cap, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Fund and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

INVESTORS FLORIDA MUNICIPAL CASH FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, the Board noted that it approved the liquidation and termination of the Fund. The liquidation and termination of the Fund is expected to occur in the first quarter of 2007.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory. The Board noted the long-term relative underperformance of the Fund on a gross basis, and took into account the factors contributing to such performance, the Fund's favorable short-term performance and the planned liquidation and termination of the Fund.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board, which included the effect of an expense cap that expired on August 1, 2006, showed that the Fund's management fee rate was at the 1st percentile of the peer group, and that the Fund's total expense ratio (excluding any 12b-1 fees and/or administrative services fees) was at the 95th percentile of the peer universe. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses through July 31, 2007 or the liquidation date if later.

On the basis of the information provided, the Board concluded that management fees, coupled with the Advisor's commitment to cap expenses, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the total expense ratio was above the median of the peer universe, such total expense ratio (after the expense cap) was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Fund shareholders. The Board concluded that the management fee schedule, together with the expense cap, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Fund and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

INVESTORS NEW JERSEY MUNICIPAL CASH FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, the Board noted that it approved the liquidation and termination of the Fund. The liquidation and termination of the Fund is expected to occur in the first quarter of 2007.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory. The Board noted the long-term relative underperformance of the Fund on a gross basis, and took into account the factors contributing to such performance (including, in particular, the small size of the Fund), the favorable short-term performance of the Fund and the planned liquidation and termination of the Fund.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board, which included the effect of an expense cap that expired on August 1, 2006, showed that the Fund's management fee rate was at the 1st percentile of the peer group, and that the Fund's total expense ratio (excluding any 12b-1 fees and/or administrative services fees) was at the 99th percentile of the peer universe. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses through July 31, 2007or the liquidation date if later.

On the basis of the information provided, the Board concluded that management fees, coupled with the Advisor's commitment to cap expenses, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the total expense ratio was above the median of the peer universe, such total expense ratio (after the expense cap) was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Fund shareholders. The Board concluded that the management fee schedule, together with the expense cap, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Fund and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

INVESTORS MICHIGAN MUNICIPAL CASH FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, the Board noted that it approved the liquidation and termination of the Fund. The liquidation and termination of the Fund is expected to occur in the first quarter of 2007.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board, which included the effect of an expense cap that expired on August 1, 2006, showed that the Fund's management fee rate was at the 1st percentile of the peer group, and that the Fund's total expense ratio (excluding any 12b-1 fees and/or administrative services fees) was at the 99th percentile of the peer universe. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses through July 31, 2007 or the liquidation date if later.

On the basis of the information provided, the Board concluded that management fees, coupled with the Advisor's commitment to cap expenses, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the total expense ratio was above the median of the peer universe, such total expense ratio (after the expense cap) was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Fund shareholders. The Board concluded that the management fee schedule, together with the expense cap, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Fund and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

February 2006

Notes

Notes

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Principal Underwriter
DWS Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

IMCF-3 (11/06)

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Investors Florida Municipal Cash Fund, Investors Michigan Municipal Cash Fund, Investors New Jersey Municipal Cash Fund, Investors Pennsylvania Municipal Cash Fund and Tax-Exempt New York Money Market Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:

Investors Florida Municipal Cash Fund, Investors Michigan Municipal Cash Fund, Investors New Jersey Municipal Cash Fund, Investors Pennsylvania Municipal Cash Fund and Tax-Exempt New York Money Market Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 30, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 30, 2006